Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory	Inventories

(in €‘000)	December 31, 2024	December 31, 2023
Finished products and goods for resale	17,137	27,249
CO2 tickets	10,109	6,855
Total	27,246	34,104